Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Technology Portfolio	Apr. 30, 2025
VIP Technology Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	35.26%
Since Inception	35.57%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	25.15%
F1525
Average Annual Return:
Past 1 year	29.38%
Since Inception	33.55%

[1]	AFrom August 16, 2023.